NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
NET LOSS PER SHARE
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	14,489,454	191,073